Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt

Note 14—Long-term debt

Long-term debt	Dec. 31, 2012			Dec. 31, 2011
(in millions)	Rate	Maturity	Amount	Rate	Amount
Senior debt:
Fixed rate	0.70-6.92%	2013-2021	$13,184	1.50-6.92%	$12,367
Floating rate	0.11-1.16%	2013-2038	1,979	0.35-1.40%	2,679
Subordinated debt (a)	4.75-7.50%	2014-2033	2,732	4.75-7.50%	3,201
Junior subordinated debentures (a)	6.37-7.78%	2026-2036	635	5.95-7.78%	1,686
Total			$18,530		$19,933
(a)	Fixed rate.

Total long-term debt that matures during the next five years for BNY Mellon is as follows: 2013 – $1.61 billion, 2014 – $4.36 billion, 2015 – $3.66 billion, 2016 – $1.85 billion and 2017 – $1.25 billion. At Dec. 31, 2012, subordinated debt of $407 million may be redeemable at our option in 2013.

Trust-preferred securities

At Dec. 31, 2012, two wholly owned subsidiaries of BNY Mellon (the “Trusts”) have issued cumulative Company-Obligated Mandatory Redeemable Trust Preferred Securities of Subsidiary Trust Holding Solely Junior Subordinated Debentures (“trust preferred securities”). The sole assets of these two trusts are junior subordinated deferrable interest debentures of BNY Mellon with maturities and interest rates that match the trust preferred securities. Our obligations under the agreements that relate to the trust preferred securities, the Trusts and the debentures constitute a full and unconditional guarantee by us of the Trusts’ obligations under the trust preferred securities.

Additionally, at Dec. 31, 2012, we also owned Mellon Capital IV, whose sole assets were originally junior subordinated debentures and a stock purchase contract for preferred stock. Through a remarketing in May 2012, the junior subordinated debentures issued by BNY Mellon and held by Mellon Capital IV were sold to third party investors and then exchanged for BNY Mellon’s senior notes, which were sold in a public offering. The proceeds of the sale of the senior notes were used to fund the purchase by Mellon Capital IV of $500 million of BNY Mellon’s Series A preferred stock, which was issued on June 20, 2012. At Dec. 31, 2012, the Series A preferred stock was the sole asset of Mellon Capital IV. See Note 16 of the Notes to Consolidated Financial Statements for additional disclosures related to preferred stock, including the Series A preferred stock.

On Nov. 26, 2012, BNY Mellon redeemed all outstanding 6.875% Trust Preferred Securities, Series E, issued by BNY Capital IV (liquidation amount $25 per security and $200 million in the aggregate) and all outstanding 5.95% Trust Preferred Securities, Series F, issued by BNY Capital V (liquidation amount $25 per security and $350 million in the aggregate).

The following tables set forth a summary of the trust preferred securities issued by the Trusts as of Dec. 31, 2012 and Dec. 31, 2011:

Trust preferred securities at Dec. 31, 2012 (dollar amounts in millions)	Amount of junior subordinated debentures	Interest rate	Assets of trust	Due date	Call date	Call price
BNY Institutional Capital Trust A	$300	7.78%	$309	2026	2006	101.56	% (a)
MEL Capital III (b)	323	6.37%	316	2036	2016	Par
MEL Capital IV	-	-	500	-	-	-
Total	$623		$1,125
(a)	Call price decreases ratably to par in the year 2016.
(b)	Amount was translated from Sterling into U.S. dollars on a basis of U.S. $1.62 to £1, the rate of exchange on Dec. 31, 2012.

Trust preferred securities at Dec. 31, 2011 (dollar amounts in millions)	Amount of junior subordinated debentures	Interest rate	Assets of trust (a)	Due date	Call date	Call price
BNY Institutional Capital Trust A	$300	7.78%	$309	2026	2006	101.95	% (b)
BNY Capital IV	200	6.88%	206	2028	2004	Par
BNY Capital V	350	5.95%	361	2033	2008	Par
MEL Capital III (c)	309	6.37%	300	2036	2016	Par
MEL Capital IV	500	6.24%	500	-	2012	Par
Total	$1,659		$1,676
(a)	Junior subordinated debentures and interest in stock purchase contracts for Mellon Capital IV.
(b)	Call price decreases ratably to par in the year 2016.
(c)	Amount was translated from Sterling into U.S. dollars on a basis of U.S. $1.54 to £1, the rate of exchange on Dec. 31, 2011.